Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	$ 10,235	$ 27,083	$ 19,548
Less Than 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	2,428
Later Than 1 Year and Not Later Than 5 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	5,410	15,160	11,118
More Than 5 Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases	$ 2,397	2,098	2,680
Less Than 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases		$ 9,825
No Later Than 1 Year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Future minimum proceeds generated from non-cancellable operating leases			$ 5,750